Business Description and Basis of Preparation (Policies)	6 Months Ended
Jun. 30, 2024
Text block [abstract]
General business description
General business description
Thomson Reuters Corporation (the “Company” or “Thomson Reuters”) is an Ontario, Canada corporation with common shares listed on the Toronto Stock Exchange (“TSX”) and the New York Stock Exchange (“NYSE”) and Series II preference shares listed on the TSX. The Company serves professionals across legal, tax, accounting, compliance, government, and media. Its products combine highly specialized software and insights to empower professionals with the data, intelligence, and solutions needed to make informed decisions, and to help institutions in their pursuit of justice, truth and transparency. Reuters, part of Thomson Reuters, is a world leading provider of trusted journalism
and
news.
These unaudited interim consolidated financial statements (“interim financial statements”) were approved by the Audit Committee of the Board of Directors of the Company on July 31, 2024.

Basis of preparation
Basis of preparation
The interim financial statements were prepared using the same accounting policies and methods as those used in the Company’s consolidated financial statements for the year ended December 31, 2023. The interim financial statements comply with International Accounting Standard 34,
Interim Financial Reporting
(“IAS 34”). Accordingly, certain information and footnote disclosure normally included in annual financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”), have been omitted or condensed.
The preparation of financial statements in accordance with IAS 34 requires the use of certain critical accounting estimates. It also requires management to exercise judgment in applying the Company’s accounting policies. The areas involving more judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements have been disclosed in note 2 of the consolidated financial statements for the year ended December 31, 2023.
The Company continues to operate in an uncertain macroeconomic environment, reflecting ongoing geopolitical risk, uneven economic growth, and an evolving interest rate and inflationary backdrop, among other factors. While the Company is closely monitoring these conditions to assess potential impacts on its businesses, some of management’s estimates and judgments may be more variable and may change materially in the future due to the significant uncertainty created by these circumstances.
The accompanying interim financial statements include all adjustments, composed of normal recurring adjustments, considered necessary by management to fairly state the Company’s results of operations, financial position and cash flows. The operating results for interim periods are not necessarily indicative of results that may be expected for any other interim period or for the full year. These interim financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2023, which are included in the Company’s 2023 annual report.
References to “$” are to U.S. dollars, references to “C$” are to Canadian dollars, references to “£” are to British pounds sterling and references to SEK are to Swedish Krona.

Recent accounting pronouncements
Recent accounting pronouncements
IAS 21,
The Effect of Changes in Foreign Exchange Rates
In August 2023, the IASB issued amendments to IAS 21, which provide guidance on the determination of an exchange rate to translate transactions and financial statements denominated or presented in a currency that is not exchangeable into another currency. The amendments are effective for reporting periods beginning January 1, 2025. The Company is assessing the impact of these amendments on its financial statements.

IFRS 18,
Presentation and Disclosure in Financial Statements
In April 2024, the IASB issued IFRS 18, which will replace IAS 1,
 Presentation of Financial Statements,
and is effective for reporting periods beginning January 1, 2027. IFRS 18 will change the presentation of the Company’s financial statements and add new disclosure requirements. Specifically, the new standard requires:

●
The consolidated income statement to be structured according to operating, investing and financing categories, and include additional subtotals for “Operating Profit” and “Profit Before Financing and Income Taxes”;

●
Management-defined performance measurements (“MPM’s”), which represent certain of the Company’s non-IFRS
measures, to be identified, defined, and have an explanation why each one is useful. Each MPM must be reconciled to the most directly comparable IFRS subtotal. All disclosures related to MPM’s must be disclosed in a single footnote within the consolidated financial statements; and

●
The application of enhanced guidance related to the grouping of financial information associated with amounts presented within the financial statements, otherwise known as aggregation or disaggregation.

The Company is assessing the impact of IFRS 18 on its disclosures.
Amendments to IAS 7
, Statement of Cash Flows
The amendments were issued to align the presentation of the statement of cash flows, as prepared under the indirect method, to the changes prescribed to the income statement under IFRS 18.
Both IFRS 18 and the amendments to IAS 7 are disclosure related and do not impact the Company’s results of operations, financial condition, or cash flows.
Amendments to IFRS 9 and IFRS 7
, Amendments to the Classification and Measurement of Financial Instruments
In May 2024, the IASB issued amendments to IFRS 9,
Financial Instruments
and
IFRS 7,
Financial Instruments: Disclosures
. The amendments introduce:

●	An election permitting derecognition of financial liabilities that are settled through an electronic payment system before the actual settlement date, if certain conditions are met; and

●
Expanded disclosures for (a) investments in equity instruments and (b) financial liabilities that have features unrelated to basic lending risks, such as achieving sustainability targets, that could affect the cash flows of those liabilities.

The amendments are effective for reporting periods beginning on January 1, 2026. The Company is assessing the impact of the amendments on its financial statements and its disclosures.
Other pronouncements issued by the IASB and International Financial Reporting Interpretations Committee (“IFRIC”) are not applicable or consequential to the Company.